Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Post-employment benefits [Abstract]
Value of reimbursement rights and plan assets
The adjacent table provides a breakdown of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the US and in other countries. The table also provides the value of reimbursement rights.
Philips Group
Post-employment benefits in millions of EUR

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Present value of funded DBO	(511)	(531)	(404)	(416)	(182)	(205)	(1,097)	(1,152)
Present value of unfunded DBO	(253)	(242)	(118)	(131)	(137)	(134)	(508)	(507)
Total present value of DBO	(764)	(773)	(522)	(547)	(319)	(339)	(1,605)	(1,659)
Fair value of plan assets	481	496	442	465	166	189	1,089	1,150
Asset ceiling						(1)		(1)
Net position	(283)	(277)	(80)	(82)	(153)	(151)	(516)	(510)

Value of reimbursement rights					8	7	8	7
The asset allocation in the company’s DB plans as of December 31, 2024, was as follows:
Philips Group
Plan assets allocation in millions of EUR

	2023	2024
Assets quoted in active markets
- Debt securities	513	460
- Equity securities		12
- Other[1]	182	431

Assets not quoted in active markets
- Debt securities
- Equity securities	31
- Other¹	363	247
Total assets	1,089	1,150
[1]Other assets are primarily composed of cash and cash equivalents, real estate, investment funds, and assets managed by insurance companies.

Classification net position
The classification of the net position is as follows:
Philips Group
Classification net position in millions of EUR

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Total asset for plans in a surplus	-	-	39	49	2	1	41	50
Total liability for plans in a deficit	(283)	(277)	(118)	(131)	(156)	(152)	(558)	(560)
Net position	(283)	(277)	(80)	(82)	(153)	(151)	(516)	(510)

Pre-tax costs for post-employment benefits
Philips Group
Pre-tax costs for post-employment benefits in millions of EUR

	2022	2023	2024
Defined benefit plans	50	47	43
- included in income from operations	39	25	23
- included in financial expense	10	21	20
- included in Discontinued operations
Defined contribution plans	400	376	365
- included in income from operations	400	376	365
- included in Discontinued operations
Post-employment benefits costs	449	423	408

Defined benefit obligations
Philips Group
Defined benefit obligations in millions of EUR

	2023	2024
Balance as of January 1	1,621	1,605
Service cost	32	29
Interest cost	71	65
Employee contributions	3	4
Actuarial (gains) / losses
- demographic assumptions
- financial assumptions	48	20
- experience adjustment	2	9
(Negative) past service cost	(9)	(7)
Settlements	2	1
Benefits paid from plan	(104)	(63)
Benefits paid directly by employer	(39)	(36)
Translation differences and other	(22)	32
Balance as of December 31	1,605	1,659
Philips Group
Plan assets in millions of EUR

	2023	2024
Balance as of January 1	1,122	1,089
Interest income on plan assets	49	45
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	23	13
Employee contributions	3	4
Employer contributions	14	30
Settlements
Benefits paid from plan	(104)	(63)
Translation differences and other	(17)	33
Balance as of December 31	1,089	1,150

Analysis for actuarial assumptions
The weighted averages of the assumptions used to calculate the DBO were as follows:
Philips Group
Assumptions used for defined benefit obligations in %
as of December 31,

	Germany		United States		Other countries		Total
	2023	2024	2023	2024	2023	2024	2023	2024
Discount rate	3.7%	3.3%	5.0%	5.1%	4.9%	4.2%	4.3%	4.0%
Inflation rate	2.0%	2.0%	2.3%	2.3%	2.5%	2.2%	2.2%	2.1%
Salary increase	2.8%	2.8%	0.0%	0.0%	4.3%	4.4%	3.0%	3.1%
Philips Group
Sensitivity of key assumptions in millions of EUR

	2023	2024
Increase
Discount rate (1% movement)	(123)	(123)
Pension increase (1% movement)	60	60
Salary increase (1% movement)	12	14
Longevity¹	32	34
Decrease
Discount rate (1% movement)	147	150
Pension increase (1% movement)	(52)	(52)
Salary increase (1% movement)	(11)	(12)
Longevity¹	(22)	(24)
[1]The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease / increase in the assumed rates of mortality for the company’s major plans. A 10% decrease / increase in assumed mortality rates equals a change of life expectancy by 0.5 - 1 year.